SCHEDULE OF CONCENTRATIONS RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Revenues	$ 6,825,879	$ 4,169,931	$ 4,135,059
Customer A [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 1,104,595	$ 103,693
Customer assets percentage	64.00%	10.00%
Customer A [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 121,130	$ 5,845
Customer assets percentage	36.00%	3.00%
Customer A [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 4,003,100	$ 2,023,154
Customer assets percentage	58.00%	49.00%
Customer A [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 3,520,014	$ 641,109
Customer assets percentage	84.00%	58.00%
Customer A [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 1,242,479
Customer assets percentage	28.00%
Customer B [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 208,206	$ 207,659
Customer assets percentage	12.00%	20.00%
Customer B [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 118,918	$ 118,605
Customer assets percentage	35.00%	53.00%
Customer B [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 2,029,487	$ 155,649
Customer assets percentage	30.00%	4.00%
Customer B [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 424,761	$ 52,571
Customer assets percentage	10.00%	5.00%
Customer B [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 407,880	$ 513,533	$ 315,760
Customer assets percentage	9.00%	16.00%	10.00%
Customer C [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 206,913
Customer assets percentage	12.00%
Customer C [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 87,652	$ 87,421
Customer assets percentage	26.00%	39.00%
Customer C [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 483,285
Customer assets percentage	7.00%
Customer C [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 132,748
Customer assets percentage	3.00%
Customer C [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 239,673
Customer assets percentage	5.00%
Customer D [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 129,337	$ 128,997
Customer assets percentage	7.00%	12.00%
Customer D [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 9,813	$ 9,787
Customer assets percentage	2.00%	4.00%
Customer D [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 132,387
Customer assets percentage	2.00%
Customer D [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 39,367	$ 135,430
Customer assets percentage	1.00%	12.00%
Customer D [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 223,995		$ 234,358
Customer assets percentage	5.00%		7.00%
Customer E [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues	$ 8,048
Customer assets percentage	1.00%
Customer E [Member] | Retention Receivables Concentration [Member] | Retention Receivables [Member]
Concentration Risk [Line Items]
Revenues	$ 2,243	$ 2,237
Customer assets percentage	1.00%	1.00%
Customer E [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 33,335
Customer assets percentage	1.00%
Customer E [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues	$ 20,776	$ 158,047
Customer assets percentage	1.00%	14.00%
Customer E [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues	$ 163,748
Customer assets percentage	4.00%
Customer F [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues		$ 357,853
Customer assets percentage		34.00%
Customer F [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 636,467
Customer assets percentage		15.00%
Customer F [Member] | Customer Concentrations [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Revenues		$ 35,319
Customer assets percentage		3.00%
Customer F [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 383,152
Customer assets percentage		12.00%
Customer G [Member] | Customer Assets Concentrations [Member] | Contract Assets [Member]
Concentration Risk [Line Items]
Revenues		$ 205,616
Customer assets percentage		20.00%
Customer G [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 490,940	$ 1,313,901
Customer assets percentage		12.00%	32.00%
Customer G [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 255,586
Customer assets percentage		8.00%
Customer H [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 356,516	$ 1,367,752
Customer assets percentage		9.00%	33.00%
Customer H [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 252,014
Customer assets percentage		8.00%
Customer I [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 476,884
Customer assets percentage			12.00%
Customer I [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues		$ 222,456
Customer assets percentage		7.00%
Customer J [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 264,558
Customer assets percentage			6.00%
Customer J [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 361,030
Customer assets percentage			11.00%
Customer K [Member] | Customer Concentrations [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 201,190
Customer assets percentage			5.00%
Customer K [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 293,494
Customer assets percentage			9.00%
Customer L [Member] | Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Concentration Risk [Line Items]
Revenues			$ 214,423
Customer assets percentage			7.00%